Subsequent Events (Details) - Subsequent Event - Convertible Notes Due 2026 - Convertible Notes $ in Millions	May 12, 2022 USD ($)
Subsequent Event [Line Items]
Debt instrument, face amount	$ 81.5
Debt Instrument, Interest Rate Scenario 2
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Payable in Issuance of Additional Debt, Percentage	6.25%
Debt Instrument, Interest Rate, Payable in Cash, Percentage	5.75%
Debt instrument, stated percentage	12.00%
Debt Instrument, Interest Rate Scenario 1
Subsequent Event [Line Items]
Debt instrument, stated percentage	9.50%